Note 6 - Commitments and Contingencies (Details Textual) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Jan. 31, 2019	Mar. 31, 2018	Dec. 05, 2018	Aug. 01, 2017
Payments of Stock Issuance Costs	$ 8,050,000
Deferred Offering Costs			$ 13,300,000	$ 13,300,000
Proceeds from Reimbursement, Receivable		$ 1,275,067
Over-Allotment Option [Member]
Underwriting Discount per Unit			$ 0.20
Payments of Stock Issuance Costs			$ 4,600,000
Deferred Offering Cost per Unit			$ 0.35
Deferred Offering Costs			$ 8,050,000	$ 8,050,000